Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) lease	Dec. 31, 2021 CNY (¥) lease	Dec. 31, 2020 CNY (¥)
Lessee Lease Description [Line Items]
Number of operating leases | lease	29	33
Weighted average remaining lease term	2 years 9 months 14 days	3 years 29 days
Weighted average discount rate	6.57%	6.63%
Operating lease, rental expense	¥ 18,456,989	¥ 21,599,937	¥ 22,998,535
Variable cost	0	0	0
Sublease income	0	0	0
Short term lease expense	3,412,129	¥ 3,248,285	¥ 6,112,893
Short term lease commitment	¥ 1,491,306
Minimum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract	1 month	1 month
Maximum
Lessee Lease Description [Line Items]
Operating lease remaining term of contract	66 months	55 months